Other Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Assets and Liabilities	Other Assets and Liabilities
(a)In 2019, we entered into a co-development agreement with Merck KGaA, Darmstadt, Germany, and Pfizer Inc ("Pfizer"), known as BRACELET-1. This phase 2 clinical trial was jointly funded by Oncolytics and Pfizer. As at December 31, 2023, we recorded nil (December 31, 2022 - US$360 ($488)) in other receivables related to unbilled BRACELET-1 cost from Pfizer. As at December 31, 2023, Pfizer had completed its funding obligations.
(b)We paid deposits to our manufacturer related to the production of pelareorep required for our clinical trial program. We classify the related prepaid expenses as current or non-current based on the timing of when we expect to receive services. As at December 31, 2023, we recorded $1,319 (December 31, 2022 - $1,327) in current prepaid expenses and nil (December 31, 2022 - $998) in non-current prepaid expenses.
(c)In 2023, we were selected by the Pancreatic Cancer Action Network (PanCAN) as the recipient of its Therapeutic Accelerator Award to conduct a clinical trial with pelareorep in combination with modified FOLFIRINOX chemotherapy with or without an immune checkpoint inhibitor in pancreatic cancer patients. Under the terms of the award agreement, we are entitled to receive up to US$5 million in funding for eligible research expenses, and we must comply with the conditions set out with the award agreement, including providing periodic performance progress reports. As at December 31, 2023, we recorded US$225 ($298) in other liabilities representing unapplied funding received from PanCAN.
Other Assets and Liabilities	Other Assets and Liabilities
(a)In 2019, we entered into a co-development agreement with Merck KGaA, Darmstadt, Germany, and Pfizer Inc ("Pfizer"), known as BRACELET-1. This phase 2 clinical trial was jointly funded by Oncolytics and Pfizer. As at December 31, 2023, we recorded nil (December 31, 2022 - US$360 ($488)) in other receivables related to unbilled BRACELET-1 cost from Pfizer. As at December 31, 2023, Pfizer had completed its funding obligations.
(b)We paid deposits to our manufacturer related to the production of pelareorep required for our clinical trial program. We classify the related prepaid expenses as current or non-current based on the timing of when we expect to receive services. As at December 31, 2023, we recorded $1,319 (December 31, 2022 - $1,327) in current prepaid expenses and nil (December 31, 2022 - $998) in non-current prepaid expenses.
(c)In 2023, we were selected by the Pancreatic Cancer Action Network (PanCAN) as the recipient of its Therapeutic Accelerator Award to conduct a clinical trial with pelareorep in combination with modified FOLFIRINOX chemotherapy with or without an immune checkpoint inhibitor in pancreatic cancer patients. Under the terms of the award agreement, we are entitled to receive up to US$5 million in funding for eligible research expenses, and we must comply with the conditions set out with the award agreement, including providing periodic performance progress reports. As at December 31, 2023, we recorded US$225 ($298) in other liabilities representing unapplied funding received from PanCAN.